Significant Accounting Policies (Details Textual)	3 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,605,289		5,605,289	5,605,289
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,846,327	1,989,773	2,241,579	1,845,879